As filed with the Securities and Exchange Commission on December 8, 2003	Registration No. 333-01107* Registration No. 811-2513

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

POST-EFFECTIVE AMENDMENT NO. 36 TO REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment To REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code: (860) 723-2260

Julie E. Rockmore, Counsel
ING Life Insurance and Annuity Company
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _______ pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2003, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 36 by reference to Registrant's filings under Rule 497(c), as filed on May 2, 2003, Rule 497(e), as filed on May 29, 2003, Rule 485(b), as filed on September 2, 2003, and Rule 497(e) as filed on November 12, 2003 (File No. 333-01107).

A supplement dated December 8, 2003 to the Prospectus and Contract Prospectus Summary is included in Part A of this Post-Effective Amendment.

VARIABLE ANNUITY ACCOUNT C
Multiple Sponsored Retirement Options

ING Life Insurance and Annuity Company

Supplement Dated December 8, 2003 to
Prospectus and Contract Prospectus Summary
Each dated May 1, 2003 and as Supplemented May 29, 2003 and November 12, 2003

1.	The Prospectus and Contract Prospectus Summary are amended to include the GET Series 3 as a new investment option.
GENERAL DESCRIPTION OF ING GET U.S. CORE PORTFOLIO - SERIES 3 (GET Series 3 or the Series)

GET Series 3 is an investment option that may be available during the accumulation phase of the contract. ING Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET Series 3. ING Investments, LLC serves as the investment adviser and Aeltus Investment Management, Inc. (ING Aeltus) serves as investment subadviser to GET Series 3. GET Series 3 may not be available under all contracts, in all plans, or in all jurisdictions.

We will offer GET Series 3 shares only during the offering period, which is scheduled to run from December 12, 2003 through the close of business of the New York Stock Exchange on March 15, 2004. Please read the GET Series 3 prospectus for a more complete description of GET Series 3, including its charges and expenses. A GET Series 3 prospectus may be obtained, free of charge, from the ING USFS Customer Service Center at the address listed in the "Contract Overview - Questions: Contacting the Company" section of the Prospectus and on the first page of the Contract Prospectus Summary, by accessing the SEC web site or by contacting the SEC Public Reference Room.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF GET SERIES 3

The Series seeks to achieve maximum total return and minimal exposure of the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the guarantee period.

The only time that investors may purchase shares of GET Series 3 is during the offering period. During the offering period, all GET Series 3 assets will be invested in short-term instruments. The guarantee period for GET Series 3 commences on March 16, 2004 and runs through March 13, 2009. During the guarantee period, the assets of GET Series 3 will be allocated between the "Equity Component" and the "Fixed Component" in accordance with the proprietary computer model used by ING Aeltus, the subadviser to GET Series 3. This asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses and the maturity date of GET Series 3, in determining the appropriate allocation between the Equity Component and the Fixed Component.

The Equity Component consists of common stocks included in the Standard and Poor's 500 Composite Stock Price Index (S&P 500), and futures contracts on the S&P 500, and, when the Equity Component's market value is $5 million or less, investments in exchange traded funds (ETFs) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500, in S&P 500 futures, or in a combination of S&P 500 futures and ETFs. Under ordinary circumstances, at least 80% of the amounts allocated to the Equity Component will be invested in stocks included in the S&P 500. Generally, ING Aeltus manages the Equity Component in accordance with an "enhanced index" strategy under which it overweights stocks that it believes will outperform the S&P 500 and underweights (or avoids altogether) those stocks that it believes will underperform the S&P 500. In the event the Equity Component's market value is $5 million or less, and ING Aeltus invests in S&P 500 futures or ETFs or in a combination of S&P 500 futures and ETFs, ING Aeltus will not employ an enhanced index strategy. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the guarantee.

In managing the Fixed Component, ING Aeltus seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds that mature within three months of the maturity date of the Series. Generally, at least 55% of the amounts allocated to the Fixed Component will consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The assets allocated to the Fixed Component may also be invested in, among other things, certain mortgage backed securities, U.S. Treasury futures, and money market instruments.

The asset allocation strategy will be implemented by allocating assets appropriately to the Equity Component and to the Fixed Component so that no amounts are due from the Company under the guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by GET Series 3.

X.01107-03GT3	December 2003

THE GET SERIES GUARANTEE

The guarantee period for GET Series 3 will end on March 13, 2009, which is GET Series 3's maturity date. The Company guarantees that the value of an accumulation unit of the GET Series 3 subaccount under the contract on the maturity date (as valued after the close of business on March 13, 2009), will not be less than its value as determined after the close of business on the last day of the offering period. This guarantee is dependent upon the Company's claims-paying ability. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET Series 3 subaccount to make up the difference. This means that if you remain invested in GET Series 3 until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET Series 3 as of the last day of the offering period, less any maintenance fees and any amounts you transfer or withdraw from the GET Series 3 subaccount.

If you withdraw, request a loan, or transfer funds from GET Series 3 before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET Series 3. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Series 3 amounts. If you do not make a choice on the maturity date, we will transfer your GET Series 3 amounts to the Series of the GET Portfolio that we are currently offering at that time, assuming that we are offering a GET Series at that time and that it is made available under your contract. If no GET Portfolio Series is available, we will transfer your GET Series 3 amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the Contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your GET Series 3 amounts to a core U.S. equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new GET Portfolio Series, as outlined above, will be subject to market risk including the possible loss of principal.

The following information supplements the "Fee Table" section in the Prospectus and the table in the "Charges and Deductions" section of the Prospectus Summary:
FEES DEDUCTED FROM THE GET SERIES 3 SUBACCOUNT DURING THE ACCUMULATION PHASE
(Daily deductions equal to the given percentage of values invested in the subaccount on an annual basis)

Separate Account Annual Expenses (as a percentage of average account value)	Applicable to contracts other than Texas K-12 contracts	Applicable to Texas K-12 contracts
Maximum Mortality and Expense Risk Charge	1.50%	1.25%
Maximum Administrative Expense Charge	0.25%[1]	0.25%[2]
GET Series 3 Guarantee Charge (deducted daily during the Guarantee Period)	0.25%	0.25%
Maximum Total Separate Account Annual Expenses	2.00%	1.75%

[1]	We only impose this charge under some contracts. See "Fees."
[2]	We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.

FEES DEDUCTED BY THE FUNDS

The following information supplements the Fund Expense Table contained in the "Fee Table - Fees Deducted by the Funds" section of the Prospectus and the expense table in the "Charges and Deductions" section of the Prospectus Summary:

GET Series 3 Annual Expenses
(As a percentage of the average net assets)[1]

Management (Advisory) Fees [2]	12b-1 Fee [3]	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses [4]
GET Series 3	0.60%	0.25%	0.15%	1.00%	-	1.00%

For more information regarding expenses paid out of assets of the portfolio, see the GET Series 3 prospectus.

1 This table shows the estimated operating expenses for the Series as a ratio of expenses to average daily net assets.
2 The Management (Advisory) Fee will be 0.25% during the offering period and 0.60% during the guarantee period.
2

3 Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, Inc. (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Series, including payment of the fee to ING Life Insurance and Annuity Company in connection with the use of the Series under the Company's variable annuity contracts, and providing related services.

4 ING Investments, LLC has entered into an expense limitation contract with the Series, under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses to 0.65% during the offering period and 1.00% during the guarantee period, through December 31, 2004. Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Net Annual Fund Operating Expenses".

The following information supplements the "Hypothetical Examples" section in the Prospectus:

Hypothetical Example - GET Series 3

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include maximum contract holder transaction expenses, the maximum separate account annual expenses applicable to the GET Series 3 subaccount, and fund fees and expenses (until GET Series 3's maturity date).

The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the fees and expenses as listed in the "Total Annual Fund Operating Expenses" column on the previous page. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

GET Series 3	(A) If you withdraw your entire account value at the end of the applicable time period:			(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:

	1 Year	3 Years	5 Years	1 Year	3 Years	5 Years
Applicable to contracts other than Texas K-12 contracts*	$829	$1,506	$2,207	$320	$978	$1,660
Applicable to Texas K-12 contracts	$943	$1,441	$1,957	$278	$853	$1,454

*

Example (A) reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply.

**

This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

2.	The Prospectus and Contract Prospectus Summary are amended to include the following new section under "Other Topics" and "Other Information" respectively:
Trading - Industry Developments

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

X.01107-03GT3	3	December 2003
C03-1117-010R

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Auditors
-	Statement of Assets and Liabilities as of December 31, 2002
-	Statement of Operations for the year ended December 31, 2002
-	Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
-	Notes to Financial Statements
Financial Statements of ING Life Insurance and Annuity Company:
-	Reports of Independent Auditors
-	Consolidated Income Statements for the years ended December 31, 2002 and 2001, one month ended December 31, 2000 and eleven months ended November 30, 2000
-	Consolidated Balance Sheets as of December 31, 2002 and 2001
-	Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2002 and 2001, one month ended December 31, 2000, and eleven months ended November 30, 2000
-	Consolidated Statements of Cash Flows for the years ended December 31, 2002 and 2001, one month ended December 31, 2000, and eleven months ended November 30, 2000
-	Notes to Consolidated Financial Statements
(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C(1)
	(2)	Not applicable
	(3.1)	Broker-Dealer Agreement(2)
	(3.2)	Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
	(3.3)	Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI(4)
	(3.4)	Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(4)
	(4.1)	Variable Annuity Contract (G-CDA(12/99))(5)
	(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99))(5)
	(4.3)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
	(4.4)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
	(4.5)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
	(4.6)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
	(4.7)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
	(4.8)	Variable Annuity Contract (G-CDA-99(NY))(5)
	(4.9)	Variable Annuity Contract Certificate (C-CDA-99(NY))(5)
	(4.10)	Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY)(5)
	(4.11)	Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY)(5)
	(4.12)	Variable Annuity Contract (G-CDA(99))(5)
	(4.13)	Variable Annuity Contract Certificate (C-CDA(99))(5)
	(4.14)	Group Combination Annuity Contract (Nonparticipating) (A001RP95)(6)
	(4.15)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95)(6)
	(4.16)	Group Combination Annuity Contract (Nonparticipating) (A020RV95)(6)
	(4.17)	Group Combination Annuity Certificate (Nonparticipating) (A027RV95)(6)
	(4.18)	Variable Annuity Contract (G-CDA-IA(RP))(3)
	(4.19)	Variable Annuity Contract Certificate (GTCC-IA(RP))(7)
	(4.20)	Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
	(4.21)	Variable Annuity Contract (G-CDA-HF)(8)
	(4.22)	Variable Annuity Contract Certificate (GTCC-HF)(9)
	(4.23)	Variable Annuity Contract Certificate (GDCC-HF)(5)
	(4.24)	Variable Annuity Contract (G-CDA-HD)(10)
	(4.25)	Variable Annuity Contract Certificate (GTCC-HD)(7)
	(4.26)	Variable Annuity Contract Certificate (GDCC-HD)(5)
	(4.27)	Variable Annuity Contract (GID-CDA-HO)(11)
	(4.28)	Variable Annuity Contract (GLID-CDA-HO)(11)
	(4.29)	Variable Annuity Contract (GSD-CDA-HO)(11)
	(4.30)	Variable Annuity Contract (G-CDA-HD(XC))(5)
	(4.31)	Variable Annuity Contract Certificate (GDCC-HO)(5)
	(4.32)	Variable Annuity Contract Certificate (GDCC-HD(XC))(5)
	(4.33)	Variable Annuity Contract Certificate (GTCC-HD(XC))(5)
	(4.34)	Variable Annuity Contract Certificate (GTCC-HO)(5)
	(4.35)	Variable Annuity Contract Certificate (GTCC-96(ORP))(5)
	(4.36)	Variable Annuity Contract (G-CDA-96(ORP))(5)
	(4.37)	Variable Annuity Contract Certificate (GTCC-96(TORP))(5)
	(4.38)	Variable Annuity Contract Certificate (GTCC-IB(ATORP))(5)
	(4.39)	Variable Annuity Contract Certificate (GTCC-IB(AORP))(5)
	(4.40)	Variable Annuity Contract (GST-CDA-HO)(12)
	(4.41)	Variable Annuity Contract (I-CDA-HD)(12)
	(4.42)	Variable Annuity Contract (G-CDA-IB(ATORP))(13)
	(4.43)	Variable Annuity Contract (G-CDA-95(TORP)) and Contract Certificate (GTCC-95(TORP))(13)
	(4.44)	Variable Annuity Contract (G-CDA-IB(AORP))(13)
	(4.45)	Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate (GTCC-95(ORP))(13)
	(4.46)	Variable Annuity Contracts (G-CDA-IB(ORP), (G-CDA-IB(TORP))(13)
	(4.47)	Variable Annuity Contract (G-CDA-96(TORP))(14)
	(4.48)	Variable Annuity Contract (IA-CDA-IA)(8)
	(4.49)	Variable Annuity Contract (GIT-CDA-HO)(12)
	(4.50)	Variable Annuity Contract (GLIT-CDA-HO)(12)
	(4.51)	Variable Annuity Contract (I-CDA-98(ORP))(8)
	(4.52)	Endorsement for Exchanged Contract (EINRP95) to Contract A001RP95(6)
	(4.53)	Endorsement for Exchanged Contract (EINRV95) to Contract A020RV95(6)
	(4.54)	Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95(14)
	(4.55)	Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95(15)
	(4.56)	Endorsement (E1OMNI97) to Contract A001RP95(16)
	(4.57)	Endorsement (E2OMNI97) to Contract A001RP95(16)
	(4.58)	Endorsement (E1FXPL97) to Contract A001RP95(16)
	(4.59)	Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(8)
	(4.60)	Endorsement (EINRP97) to Contract A001RP95(8)
	(4.61)	Endorsement (EINRV97) to Contract A020RV95(8)
	(4.62)	Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(8)
	(4.63)	Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(17)
	(4.64)	Endorsement (EINRV98) to Contract A020RV95(8)
	(4.65)	Endorsement (EINRP98) to Contract A001RP95(8)
	(4.66)	Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF, G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD(3)
	(4.67)	Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and GLID-CDA-HO(18)
	(4.68)	Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and G-CDA-IA(RP)(19)
	(4.69)	Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD, G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95(20)
	(4.70)	Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and A027RV95(20)
	(4.71)	Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract Certificate GTCC-HF(21)
	(4.72)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, and GST-CDA-HO(8)
	(4.73)	Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF(22)
	(4.74)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO(22)
	(4.75)	Endorsement (E3KSDC96) to Variable Annuity Contract GLID-CDA-HO(23)
	(4.76)	Endorsement (EMETHO96) to Variable Annuity Contract GLID-CDA-HO(24)
	(4.77)	Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF(24)
	(4.78)	Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO(25)
	(4.79)	Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-95(ORP)(14)
	(4.80)	Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract IA-CDA-IA(26)
	(4.81)	Endorsement (EIHDIASDO) to Contracts I-CDA-HD and IA-CDA-IA(27)
	(4.82)	Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO(27)
	(4.83)	Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO(27)
	(4.84)	Endorsement (EI403-GI-98) to Contract IA-CDA-IA(8)
	(4.85)	Endorsement (E-MMGDB(99)) to Contract G-CDA(99) and Contract Certificate C-CDA (99)(28)
	(4.86)	Endorsement (E-MMFPEX(99)) to Contract G-CDA(99) and Contract Certificate C-CDA(99)(28)
	(4.87)	Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and Contract Certificate C-CDA(99)(5)
	(4.88)	Endorsement (E-MMLSWC(99)) to Contract G-CDA(99) and Contract Certificate C-CDA(99)(28)
	(4.89)	Endorsement (E-MMTC(5/99)) to Contract G-CDA(99) and Contract Certificate C-CDA(99)(28)
(4.90)

Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO,
GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD,
I-CDA-HD(XC), G-CDA-IB(ATORP), G,CDA-IB(TORP),
G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and Contract Certificates A007RC95, A027RV95, GTCC-IA(RP),
GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and
GDCC-HD(XC)(28)

	(4.91)	Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(29)
	(4.92)	Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(29)
(4.93)

Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95(30)

	(4.94)	Endorsement E-TRS-02 to Contracts GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD and G-CDA-HF(31)
	(4.95)	Variable Annuity Contract (G-CDA-01(NY))(32)
	(4.96)	Variable Annuity Contract Certificate (C-CDA-01(NY))(32)
	(4.97)	Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY)) and Certificate C-CDA-01(NY)(32)
	(4.98)	Statement of Variability to Contract G-CDA-01(NY)(32)
	(4.99)	Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY)(32)
	(4.100)	Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY)(32)
	(4.101)	Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY)(32)
	(4.102)	Endorsements ENMCHG(05/02) and ENMCHGI(05/02)(33)
(4.103)

Endorsement E-LOAN(01/01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF,
G-CDA-IA(RP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IA(RP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95(32)

	(4.104)	Variable Annuity Contract Schedule I (A001RP95(1/98))(8)
	(4.105)	Variable Annuity Contract Schedule I (A020RV95(1/98))(8)
	(5.1)	Variable Annuity Contract Application (300-MOP-02(05/02))(32)
	(5.2)	Variable Annuity Contract Application (710.00.16H(11/97))(34)
	(5.3)	Variable Annuity Contract Application (710.00.16H(NY)(05/02))(32)
	(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(35)
	(6.2)	By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(35)
	(7)	Not applicable
	(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(36)
(8.2)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(37)

(8.3)

First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(37)

	(8.4)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(36)
	(8.5)	First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(4)
(8.6)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(2)

(8.7)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(38)

(8.8)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(5)

(8.9)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(39)

(8.10)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(39)

(8.11)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(37)

(8.12)

Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)

(8.13)

Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(38)

(8.14)

Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(39)

(8.15)

Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(39)

	(8.16)	Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation and American Century Investment Services, Inc.(40)
	(8.17)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(41)
	(8.18)	Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(41)
	(8.19)	Fund Participation Agreement dated May 1, 2000 between The Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company(39)
(8.20)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(12)

(8.21)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(42)

(8.22)

Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(43)

(8.23)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)

(8.24)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(5)

(8.25)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(12)

(8.26)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(42)

(8.27)

Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(44)

(8.28)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)

(8.29)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(5)

	(8.30)	Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(24)
	(8.31)	Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(42)
	(8.32)	Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(38)
	(8.33)	Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company(45)
(8.34)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc.(32)

	(8.35)	Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(46)
	(8.36)	Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(38)
(8.37)

Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(5)

(8.38)

Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(47)

(8.39)

Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(33)

	(8.40)	Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(46)
(8.41)

First Amendment dated August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company with respect to the Janus Aspen Series(47)

(8.42)

Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(47)

(8.43)

Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(33)

	(8.44)	Fund Participation Agreement dated May 11, 1994 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
	(8.45)	Amendment dated January 2, 1995 to Fund Participation Agreement dated May 11, 1994 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
	(8.46)	Amendment dated February 24, 1995 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
(8.47)

Third Amendment dated May 1, 1995 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995 and February 24, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)

(8.48)

Letter Agreement dated January 1, 1996 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995 and May 1, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)

(8.49)

Letter Agreement dated February 18, 1999 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)

(8.50)

Amendment dated May 1, 2000 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995, May 1, 1995, January 1, 1996, and February 18, 1999 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(39)

(8.51)

Fund Participation Agreement dated December 1, 1988, as amended February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)

	(8.52)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company(45)
	(8.53)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company(45)
	(8.54)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(48)
(8.55)

First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(5)

	(8.56)	Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(48)
	(8.57)	Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company(40)
	(8.58)	Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company(40)
	(8.59)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(49)
(8.60)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001(50)

	(8.61)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust)(50)
	(8.62)	Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company(45)
	(8.63)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(33)
(8.64)

Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002(50)

(8.65)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(33)

	(8.66)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(33)
(8.67)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(33)

(8.68)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002(50)

	(8.69)	Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company(40)
	(8.70)	Shareholder Services Agreement dated October 4, 1999 between Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services, Inc.(40)
	(8.71)	First Amendment dated August 15, 2000 to the Shareholder Services Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services(40)
	(8.72)	Fund Participation Agreement dated April 30, 2003 between ING Life Insurance and Annuity Company and ING Investors Trust(51)
	(9)	Opinion and Consent of Counsel
	(10)	Consents of Independent Auditors
	(11)	Not applicable
	(12)	Not applicable
	(13)	Schedule for Computation of Performance Data(17)
	(14.1)	Powers of Attorney(52)
	(14.2)	Authorization for Signatures(3)
1.	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2.	Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3.	Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4.	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5.	Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
6.	Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
7.	Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
8.	Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
9.	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
10.	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
11.	Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
12.	Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
13.	Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 15, 1996.
14.	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.
15.	Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.
16.	Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
17.	Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.
18.	Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
19.	Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 11, 1997.
20.	Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
21.	Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
22.	Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
23.	Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.
24.	Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25.	Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.
26.	Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
27.	Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 11, 1997.
28.	Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.
29.	Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.
30.	Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.
31.	Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 29, 2002.
32.	Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
33.	Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
34.	Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
35.	Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
36.	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
37.	Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
38.	Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
39.	Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
40.	Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
41.	Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
42.	Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
43.	Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
44.	Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
45.	Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
46.	Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
47.	Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
48.	Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
49.	Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
50.	Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
51.	Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 33-23512), as filed on August 1, 2003.
52.

Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 of Separate Account B of Golden American Life Insurance Company (File No. 333-70600), as filed on June 5, 2003.

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay[1]	Director and President
Phillip Randall Lowery[1]	Director
Thomas Joseph McInerney[1]	Director
Mark Alan Tullis[1]	Director
David A. Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Allan Baker[2]	Senior Vice President
Robert L. Francis 6140 Stonehedge Mall Rd., Ste. 375 Pleasanton, California 94588	Senior Vice President
Willard I. Hill, Jr.[2]	Senior Vice President
Shaun Patrick Mathews[2]	Senior Vice President
Stephen Joseph Preston[3]	Senior Vice President
Jacques de Vaucleroy[1]	Senior Vice President
Boyd George Combs[1]	Senior Vice President, Tax
James G. Auger[2]	Vice President
Marie Merrill Augsberger[2]	Vice President
Pamela M. Barcia[2]	Vice President
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, California 92108	Vice President
Linda Beblo[3]	Vice President
Jeoffrey A. Block[4]	Vice President
Kevin P. Brown[2]	Vice President
Anthony Camp[2]	Vice President
Kevin L. Christensen[4]	Vice President
Elizabeth Clifford[3]	Vice President
Brian D. Comer[2]	Vice President
Patricia Marie Corbett[4]	Vice President
Karen Czizik[5]	Vice President
Robert B. DiMartino[2]	Vice President
Shari Ann Enger[3]	Vice President
Brian K. Haendiges[2]	Vice President
Steven J. Haun[4]	Vice President
Ronald Christian Hull[2]	Vice President
William S. Jasien 12701 Fair Lakes Circle, Suite 470 Fairfax, Virginia 22033	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Roger E. Lavallee[2]	Vice President
Frederick C. Litow[1]	Vice President
Christine Cannon Marcks[2]	Vice President
Gregory G. McGreevey[1]	Vice President
Gregory J. Miller[2]	Vice President
Todd E. Nevenhoven[4]	Vice President
Ethel Pippin[2]	Vice President
M. Kathleen Reid[2]	Vice President
Robert A. Richard[2]	Vice President
Carl P. Steinhilber[2]	Vice President
Laurie M. Tillinghast[2]	Vice President
Christopher Robert Welp[4]	Vice President
Mary Broesch[3]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Dianne Clous[2]	Vice President and Actuary
Michael Harris[3]	Vice President and Actuary
Richard Lau[3]	Vice President and Actuary
Laurie A. Schlenkermann[2]	Vice President and Actuary
Mark D. Sperry[2]	Vice President and Actuary
Alice Su3	Vice President and Actuary
Lawrence D. Taylor 1290 Broadway Denver, Colorado 80203-5699	Vice President and Actuary
Albert Sekac[2]	Vice President and Appointed Actuary
John R. Dobo[5]	Vice President and Chief Actuary
Brian John Murphy[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Robin Angel[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Fred Cooper Smith[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[6]	Secretary
Jane A. Boyle[2]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
David Lee Jacobson[3]	Assistant Secretary
Terri Wecker Maxwell[1]	Assistant Secretary
Donna M. O'Brien[2]	Assistant Secretary
Loralee Ann Renelt[6]	Assistant Secretary
Carol Semplice[2]	Assistant Secretary
Linda Ellen Senker[3]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina Steffer[6]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
William Zolkowski[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203
6	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 27. Number of Contract Owners
As of October 31, 2003, there were 593,640 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.
Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, CA 92108	Director and President
Robert L. Francis[1]	Director and Senior Vice President
Shaun Patrick Mathews[2]	Director and Senior Vice President
Allan Baker[2]	Senior Vice President
Boyd George Combs[3]	Senior Vice President, Tax
Susan J. Stamm[2]	Chief Financial Officer
Maryellen R. Allen[2]	Vice President
Douglas J. Ambrose[1]	Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Vice President
Robert H. Barley[2]	Vice President
David A. Brounley[2]	Vice President
Kathleen Carey-Reid[2]	Vice President
Brian D. Comer[2]	Vice President
Keith J. Green[3]	Vice President
Brian K. Haendiges[2]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
William S. Jasien[4]	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Christina Lareau[2]	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[3]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Christine Cannon Marcks[2]	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Pamela L. Mulvey[2]	Vice President
Scott T. Neeb[1]	Vice President
Ethel Pippin[2]	Vice President
Deborah Rubin[4]	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[2]	Vice President
Bess B. Twyman[2]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
Judeen T. Wrinn[2]	Vice President
Therese M. Squillacote[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Joseph Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[5]	Secretary
Loralee Ann Renelt[5]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Robert J. Scalise[2]	Assistant Treasurer
Glenn Allan Black[3]	Tax Officer
G. Michael Fell[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James Taylor[3]	Tax Officer
1	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$856,407.81
*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2002.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ING Life Insurance and Annuity Company 151 Farmington Avenue Hartford, Connecticut 06156
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 8th day of December, 2003.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY (Registrant)
By:		ING LIFE INSURANCE AND ANNUITY COMPANY (Depositor)
By:	Keith Gubbay*
Keith Gubbay President
As required by the Securities Act of 1933, this Post- Effective Amendment No. 36 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Keith Gubbay*	Director and President	)

Keith Gubbay	(principal executive officer))
)
Thomas J. McInerney*	Director	)	December

Thomas J. McInerney		)	8, 2003
)
Mark A. Tullis*	Director	)

Mark A. Tullis		)
)
David A. Wheat*	Director and Chief Financial Officer	)

David A. Wheat		)
)

By:	/s/ Julie E. Rockmore

Julie E. Rockmore *Attorney-in-Fact
VARIABLE ANNUITY ACCOUNT C Exhibit Index
Exhibit No.	Exhibit

99-B.9	Opinion and Consent of Counsel

99-B.10	Consents of Independent Auditors